Performance Management	Oct. 31, 2024
(AllianzIM U.S. Large Cap Buffer10 Oct ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to October 1, 2022, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to October 1, 2022, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Performance Bar Chart and Table
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	8.03%
Lowest (Q2, 2022)	-9.95%

Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Large Cap Buffer10 Oct ETF	One Year	Since Inception 9/30/2020
Return Before Taxes	11.95%	10.53%
Return After Taxes on Distributions	11.95%	10.53%
Return After Taxes on Distributions and Sale of Fund Shares	7.08%	8.32%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	23.31%	14.05%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
(AllianzIM U.S. Large Cap Buffer20 Oct ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to October 1, 2022, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to October 1, 2022, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Performance Bar Chart and Table
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q4, 2023) 5.64% Lowest (Q2, 2022) -5.05%
Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Large Cap Buffer20 Oct ETF	One Year	Since Inception 9/30/2020
Return Before Taxes	8.54%	8.66%
Return After Taxes on Distributions	8.54%	8.66%
Return After Taxes on Distributions and Sale of Fund Shares	5.05%	6.80%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	23.31%	14.05%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to October 1, 2022, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to October 1, 2022, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Performance Bar Chart and Table
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2023)	6.63%
Lowest (Q2, 2022)	-8.43%

Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Large Cap 6 Month Buffer 10 Apr/Oct ETF	One Year	Since Inception 9/30/2021
Return Before Taxes	12.48%	8.34%
Return After Taxes on Distributions	12.48%	8.34%
Return After Taxes on Distributions and Sale of Fund Shares	7.39%	6.49%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	23.31%	10.05%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
(AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.AllianzIMetfs.com
(AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.AllianzIMetfs.com